Note 6 - Transactions with Related Parties (Tables) (Central Mare [Member])	12 Months Ended
Dec. 31, 2014
Central Mare [Member]
Note 6 - Transactions with Related Parties (Tables) [Line Items]
Schedule of Related Party Transactions [Table Text Block]
	Year Ended December 31,
	2012	2013	2014	Presented in:
Management fees	2,345	505	33	Management fees - related party - Statement of comprehensive (loss)/income
Executive officers and other personnel expenses	2,349	1,760	840	General and administrative expenses - Statement of comprehensive (loss)/income
Superintendent fees	29	-	-	Vessel operating expenses - Statement of comprehensive (loss)/income
Commission for sale of vessels	-	260	-	Gain on sale of vessels - Statement of comprehensive (loss)/income
Commission on charter hire agreements	275	150	-	Voyage expenses - Statement of comprehensive (loss)/income
Management agreement termination fees	-	846	-	Management fees - related party - Statement of comprehensive (loss)/income
Total	4,998	3,521	873
	Year Ended December 31,
	2012	2013	2014	Presented in:
Technical management fees	-	-	50	Capitalized under Vessels, net – Balance sheet
		-	166	Management fees - related parties -Statement of comprehensive (loss)/income
Supervision services costs and fees	-	-	500	Capitalized under Advances for vessels acquisitions / under construction –Balance sheet
Superintendent fees	-	-	31	Vessel operating expenses -Statement of comprehensive (loss)/income
	-	-	18	Capitalized under Advances for vessels acquisitions / under construction –Balance sheet
Accounting and reporting cost	-	-	104	Management fees - related parties -Statement of comprehensive (loss)/income
	-	-	10	Capitalized under Prepayments and other – Balance sheet
Financing fees	-	-	40	Capitalized under Deferred charges – Balance sheet
Commission for sale and purchase of vessels	-	-	383	Capitalized under Vessels, net – Balance sheet
Commission on charter hire agreements	-	-	46	Voyage expenses - Statement of comprehensive (loss)/income
Performance incentive fee	-	-	400	Management fees - related parties - Statement of comprehensive (loss)/income
Total	-	-	1,748